ACCOUNTS RECEIVABLE, NET OF ALLOWANCE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Long Term Accounts Receivable, Net of Allowance

Long-term accounts receivable, net, consisted of the following at the dates indicated (in thousands):

	March 31, 2020	December 31, 2019
Customer receivables	$147,673	$153,530
Unearned finance income	(15,345)	(16,303)
Allowance for doubtful accounts	(5,338)	(5,884)

Accounts receivable, net of allowance	126,990	131,343
Less: Current portion, net of allowance	55,516	55,794

Long-term portion, net of allowance	$71,474	$75,549

Long-term accounts receivable, net, consisted of the following at the dates indicated (in thousands):

	December 31, 2019	December 31, 2018
Customer receivables	$153,530	$167,017
Unearned finance income	(16,303)	(17,000)
Allowance for doubtful accounts	(5,884)	(4,941)

Accounts receivable, net of allowance	131,343	145,076
Less: Current portion, net of allowance	55,794	57,928

Long-term portion, net of allowance	$75,549	$87,148

Activity in Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts was as follows (in thousands):

	March 31, 2020	December 31, 2019
Balance, beginning of period	$5,884	$4,941
Provision for doubtful accounts	1,144	7,559
Charge-offs, net	(1,690)	(6,616)

Balance, end of period	$5,338	$5,884

Activity in the allowance for doubtful accounts was as follows (in thousands):

	December 31, 2019	December 31, 2018
Balance, beginning of period	$4,941	$19,795
Cumulative effect of accounting changes	—	(12,876)
Provision for doubtful accounts	7,559	7,358
Charge-offs, net	(6,616)	(9,336)

Balance, end of period	$5,884	$4,941